SUPPLEMENT TO THE CLASS A AND CLASS C  PROSPECTUS
OF ALLSPRING MULTI-ASSET FUNDS
For the Allspring Diversified Capital Builder Fund
Allspring Diversified Income Builder Fund
Allspring Index Asset Allocation Fund
(each a “Fund”, and together the “Funds”)
Effective immediately, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:
Diversified Capital Builder Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.62%	0.62%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	1.10%	1.85%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.10%	1.85%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through January 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.11% for Class A and 1.86% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$681	$288	$188
3 Years	$905	$582	$582
5 Years	$1,146	$1,001	$1,001
10 Years	$1,838	$2,169	$2,169
Diversified Income Builder Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.55%	0.55%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.57%	0.57%
Total Annual Fund Operating Expenses	1.12%	1.87%
Fee Waivers	(0.28)%	(0.28)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.84%	1.59%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through January 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.84% for Class A and 1.59% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$656	$262	$162
3 Years	$857	$532	$532
5 Years	$1,104	$958	$958
10 Years	$1,811	$2,143	$2,143
Index Asset Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.60%	0.60%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.49%	0.49%
Total Annual Fund Operating Expenses	1.09%	1.84%
Fee Waivers	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	1.07%	1.82%
1.	The Manager has contractually committed through January 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.07% for Class A and 1.82% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$678	$285	$185
3 Years	$898	$575	$575
5 Years	$1,138	$992	$992
10 Years	$1,824	$2,155	$2,155

June 30, 2023	SUP4324 06-23